SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

We maintain an allowance for doubtful accounts for estimated losses resulting from the failure of customers to make required payments. The allowance is determined by management based on our historical losses, specific customer circumstances, and general economic conditions. We analyze aged accounts receivable and generally increase the allowance as receivables age. Management reviews accounts receivable and records an allowance for specific customers based on current circumstances and charges off the receivable against the allowance when all attempts to collect the receivable have failed. This analysis is performed regularly and the allowance is adjusted accordingly.

Allowance for doubtful accounts receivable
January 1, 2011	$2,172
Charged to costs and expenses	2,156
Charged to other accounts (1)	337
Deductions (2)	(3,094)

December 31, 2011	1,571
Charged to costs and expenses	482
Charged to other accounts (1)	563
Deductions (2)	(1,204)

December 31, 2012	1,412
Charged to costs and expenses	1,038
Charged to other accounts (1)	479
Deductions (2)	(1,191)

December 31, 2013	$1,738

(1)	Recovery of receivables previously written off as bad debt
(2)	Write-off of uncollectible accounts receivable